Fees Summary	Jun. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 669,000.00
Previously Paid Amount	0.00
Total Fee Amount	102.42
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule(r)
Net Fee	$ 102.42
Narrative - Max Aggregate Offering Price	$ 669,000.00
Final Prospectus	true